13002708

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

JUN 05 2013

Washington, DC 20549
CERT NAS
File No. 001-35953

By Electronic Mail

June 5, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on June 4, 2013 The Nasdaq Stock Market (the "Exchange") received from Regado Biosciences, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.001 par value per share

We further certify that the security described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery